Business Acquisitions (Tables)	12 Months Ended
Mar. 03, 2012
Business Acquisitions [Abstract]
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010
Assets purchased

Current assets	$12	$11	$19
Property, plant and equipment	3	5	—
Other assets	6	—	—
Customer relationship intangible	16	—	—
Acquired technology	72	152	73
In-process research and development	5	—	—
Patents	—	—	37
Deferred income tax asset	4	1	26
Goodwill (1)	151	357	13

	269	526	168

Liabilities assumed	29	11	15
Deferred income tax liability	9	17	1

	38	28	16

Net non-cash assets acquired	231	498	152

Cash acquired	6	1	9

Net assets acquired	237	499	161
Excess of net assets acquired over consideration paid (2)	—	—	(9)

Purchase price	$237	$499	$152

Consideration
Cash consideration	$232	$494	$152
Contingent consideration (3)	5	5	—

	$237	$499	$152